Goldman Sachs Dynamic Bond Fund Expense Example - Class A C Inst Inv R R6 Shares [Member] - Goldman Sachs Dynamic Bond Fund	Mar. 31, 2025 USD ($)
Class A Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 475
Expense Example, with Redemption, 3 Years	712
Expense Example, with Redemption, 5 Years	968
Expense Example, with Redemption, 10 Years	1,699
Class C Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	280
Expense Example, with Redemption, 3 Years	582
Expense Example, with Redemption, 5 Years	1,010
Expense Example, with Redemption, 10 Years	2,202
Institutional Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	70
Expense Example, with Redemption, 3 Years	247
Expense Example, with Redemption, 5 Years	438
Expense Example, with Redemption, 10 Years	991
Investor Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	79
Expense Example, with Redemption, 3 Years	272
Expense Example, with Redemption, 5 Years	481
Expense Example, with Redemption, 10 Years	1,085
Class R Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	129
Expense Example, with Redemption, 3 Years	428
Expense Example, with Redemption, 5 Years	749
Expense Example, with Redemption, 10 Years	1,658
Class R6 Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	69
Expense Example, with Redemption, 3 Years	243
Expense Example, with Redemption, 5 Years	432
Expense Example, with Redemption, 10 Years	$ 979